                              AIM HIGH YIELD FUND
                                AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                             AIM MONEY MARKET FUND
                            AIM MUNICIPAL BOND FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                      Supplement dated October 21, 2003 to
          the Statement of Additional Information dated July 21, 2003 as supplemented July 28, 2003


The following information replaces in its entirety the information appearing under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FOREIGN INVESTMENTS - RISK OF DEVELOPING COUNTRIES" in the Statement of Additional Information:

                  "Risk of Developing Countries. AIM High Yield Fund, AIM Income Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Funds consider various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative liquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments."

The following information replaces in their entirety the section appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

                           TRUSTEE
"NAME, YEAR OF BIRTH        AND/OR                                                                OTHER
AND POSITION(s) HELD       OFFICER                                                          TRUSTEESHIP(S) HELD
  WITH THE TRUST            SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS               BY TRUSTEE
-----------------------   ----------  ---------------------------------------------        --------------------

INTERESTED PERSONS

Robert H. Graham(1)--       1988      Director and Chairman, A I M Management Group              None
1946                                  Inc. (financial services holding company);
Trustee, Chairman and                 Director and Vice Chairman, AMVESCAP PLC and
President                             Chairman of AMVESCAP PLC - AIM Division
                                      (parent of AIM and a global investment
                                      management firm)

                                      Formerly: President and Chief Executive
                                      Officer, A I M Management Group Inc.;
                                      Director, Chairman and President, A I M
                                      Advisors, Inc. (registered investment
                                      advisor); Director and Chairman, A I M Capital
                                      Management, Inc. (registered investment
                                      advisor), A I M Distributors, Inc. (registered
                                      broker dealer), AIM Investment Services, Inc.,
                                      (registered transfer agent), and Fund
                                      Management Company (registered broker dealer);
                                      and Chief Executive Officer, AMVESCAP PLC -
                                      Managed Products

Mark H. Williamson(2)--     2003      Director, President and Chief Executive                    None
1951                                  Officer, A I M Management Group Inc.
Trustee and Executive                 (financial services holding company);
Vice President                        Director, Chairman and President, A I M
                                      Advisors, Inc. (registered investment
                                      advisor); Director, A I M Capital Management,
                                      Inc. (registered investment advisor) and A I M
                                      Distributors, Inc. (registered broker dealer),
                                      Director and Chairman, AIM Investment
                                      Services, Inc., (registered transfer agent),
                                      and Fund Management Company (registered broker
                                      dealer); and Chief Executive Officer, AMVESCAP
                                      PLC - AIM Division (parent of AIM and a global
                                      investment management firm)

                                      Formerly:  Director, Chairman, President and
                                      Chief Executive Officer, INVESCO Funds Group,
                                      Inc.; and INVESCO Distributors, Inc.; Chief
                                      Executive Officer, AMVESCAP PLC - Managed
                                      Products; Chairman and Chief Executive Officer
                                      of NationsBanc Advisors, Inc.; and Chairman of
                                      NationsBanc Investments, Inc.


--------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                           TRUSTEE
"NAME, YEAR OF BIRTH        AND/OR                                                                OTHER
AND POSITION(s) HELD       OFFICER                                                          TRUSTEESHIP(S) HELD
   WITH THE TRUST           SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS               BY TRUSTEE
-----------------------   ----------  ---------------------------------------------        --------------------

INDEPENDENT TRUSTEES

Bob R. Baker - 1936         2003      Consultant                                                 None
Trustee
                                      Formerly:  President and Chief Executive
                                      Officer, AMC Cancer Research Center; and
                                      Chairman and Chief Executive Officer, First
                                      Columbia Financial Corporation


Frank S. Bayley -- 1939     2001      Of Counsel, law firm of Baker & McKenzie                  Badgley Funds, Inc.
Trustee                                                                                         (registered
                                                                                                investment company)

James T. Bunch - 1942       2003      Co-President and Founder, Green, Manning &                None
Trustee                               Bunch Ltd., (investment banking firm); and
                                      Director, Policy Studies, Inc. and Van Gilder
                                      Insurance Corporation

                                      Formerly:  General Counsel and Director,
                                      Boettcher & Co.; and Chairman and Managing
                                      Partner, law firm of Davis, Graham & Stubbs


Bruce L. Crockett --        1992      Chairman, Crockett Technology Associates                   ACE Limited
1944                                  (technology consulting company)                            (insurance company);
Trustee                                                                                          and Captaris, Inc.
                                                                                                 (unified messaging
                                                                                                 provider)

Albert R. Dowden --         2000      Director of a number of public and private                 Cortland Trust, Inc.
1941                                  business corporations, including the Boss                  (Chairman)
Trustee                               Group, Ltd. (private investment and                        (registered
                                      management) and Magellan Insurance Company                 investment company);

                                      Formerly:  Director, President and Chief                   Annuity and Life Re
                                      Executive Officer, Volvo Group North America,              (Holdings), Ltd.
                                      Inc.; Senior Vice President, AB Volvo; and                 (insurance company)
                                      director of various affiliated Volvo companies

Edward K. Dunn, Jr. --      1998      Formerly: Chairman, Mercantile Mortgage Corp.;             None
1935                                  President and Chief Operating Officer,
Trustee                               Mercantile-Safe Deposit & Trust Co.; and
                                      President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952      1997      Chief Executive Officer, Twenty First Century              Administaff
Trustee                               Group, Inc. (government affairs company) and
                                      Texana Timber LP

                           TRUSTEE
"NAME, YEAR OF BIRTH        AND/OR                                                                OTHER
AND POSITION(s) HELD       OFFICER                                                          TRUSTEESHIP(S) HELD
   WITH THE TRUST           SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS               BY TRUSTEE
-----------------------   ----------  ---------------------------------------------        --------------------
Carl Frischling -- 1937     1990      Partner, law firm of Kramer Levin Naftalis and             Cortland Trust, Inc.
Trustee                               Frankel LLP                                                (registered
                                                                                                 investment company)

Gerald J. Lewis - 1933      2003      Chairman, Lawsuit Resolution Services (San                 General Chemical
Trustee                               Diego, California)                                         Group, Inc.,
                                                                                                 Wheelabrator
                                      Formerly:  Associate Justice of the California             Technologies, Inc.
                                      Court of Appeals                                           (waste management
                                                                                                 company), Fisher
                                                                                                 Scientific, Inc.,
                                                                                                 Henley
                                                                                                 Manufacturing, Inc.
                                                                                                 (laboratory
                                                                                                 supplies), and
                                                                                                 California Coastal
                                                                                                 Properties, Inc.


Prema Mathai-Davis --       1998      Formerly: Chief Executive Officer, YWCA of the             None
1950                                  USA
Trustee

Lewis F. Pennock --         1988      Partner, law firm of Pennock & Cooper                      None
1942
Trustee

Ruth H. Quigley -- 1935     2001      Retired                                                    None
Trustee

Louis S. Sklar -- 1939      1990      Executive Vice President, Development and                  None
Trustee                               Operations, Hines Interests Limited
                                      Partnership (real estate development company)


Larry Soll, Ph.D. -         2003      Retired                                                    Synergen Inc.
1942                                                                                             (biotechnology
Trustee                                                                                          company) and Isis
                                                                                                 Pharmaceuticals, Inc.

                            INSTITUTIONAL CLASSES OF

                       AIM LIMITED MATURITY TREASURY FUND

              (SERIES PORTFOLIO OF AIM INVESTMENT SECURITIES FUNDS)

                        Supplement dated October 21, 2003
        to the Statement of Additional Information dated December 2, 2002 as supplemented January 24, 2003, May 29, 2003, June 12, 2003 and July 8, 2003


The following information replaces in their entirety the section appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

                           TRUSTEE
"NAME, YEAR OF BIRTH        AND/OR                                                                OTHER
AND POSITION(s) HELD       OFFICER                                                          TRUSTEESHIP(s) HELD
  WITH THE TRUST            SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS               BY TRUSTEE
-----------------------   ----------  ---------------------------------------------        --------------------

INTERESTED PERSONS

Robert H. Graham(1) --      1988      Director and Chairman, A I M Management Group              None
1946                                  Inc. (financial services holding company);
Trustee, Chairman and                 Director and Vice Chairman, AMVESCAP PLC and
President                             Chairman of AMVESCAP PLC - AIM Division
                                      (parent of AIM and a global investment
                                      management firm)

                                      Formerly: President and Chief Executive
                                      Officer, A I M Management Group Inc.;
                                      Director, Chairman and President, A I M
                                      Advisors, Inc. (registered investment
                                      advisor); Director and Chairman, A I M Capital
                                      Management, Inc. (registered investment
                                      advisor), A I M Distributors, Inc. (registered
                                      broker dealer), AIM Investment Services, Inc.,
                                      (registered transfer agent), and Fund
                                      Management Company (registered broker dealer);
                                      and Chief Executive Officer, AMVESCAP PLC -
                                      Managed Products

Mark H. Williamson(2) --    2003      Director, President and Chief Executive                    None
1951                                  Officer, A I M Management Group Inc.
Trustee and Executive                 (financial services holding company);
Vice President                        Director, Chairman and President, A I M
                                      Advisors, Inc. (registered investment
                                      advisor); Director, A I M Capital Management,
                                      Inc. (registered investment advisor) and A I M
                                      Distributors, Inc. (registered broker dealer),
                                      Director and Chairman, AIM Investment
                                      Services, Inc., (registered transfer agent),
                                      and Fund Management Company (registered broker
                                      dealer); and Chief Executive Officer, AMVESCAP
                                      PLC - AIM Division (parent of AIM and a global
                                      investment management firm)


--------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

                           TRUSTEE
"NAME, YEAR OF BIRTH        AND/OR                                                                OTHER
AND POSITION(s) HELD       OFFICER                                                          TRUSTEESHIP(s) HELD
  WITH THE TRUST            SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS               BY TRUSTEE
-----------------------   ----------  ---------------------------------------------        --------------------

                                      Formerly:  Director, Chairman, President and
                                      Chief Executive Officer, INVESCO Funds Group,
                                      Inc.; and INVESCO Distributors, Inc.; Chief
                                      Executive Officer, AMVESCAP PLC - Managed
                                      Products; Chairman and Chief Executive Officer
                                      of NationsBanc Advisors, Inc.; and Chairman of
                                      NationsBanc Investments, Inc.

INDEPENDENT TRUSTEES

Bob R. Baker - 1936         2003      Consultant                                                 None
Trustee
                                      Formerly:  President and Chief Executive
                                      Officer, AMC Cancer Research Center; and
                                      Chairman and Chief Executive Officer, First
                                      Columbia Financial Corporation

Frank S. Bayley -- 1939     2001      Of Counsel, law firm of Baker & McKenzie                   Badgley Funds, Inc.
Trustee                                                                                          (registered
                                                                                                 investment company)

James T. Bunch - 1942       2003      Co-President and Founder, Green, Manning &                 None
Trustee                               Bunch Ltd., (investment banking firm); and
                                      Director, Policy Studies, Inc. and Van Gilder
                                      Insurance Corporation

                                      Formerly:  General Counsel and Director,
                                      Boettcher & Co.; and Chairman and Managing
                                      Partner, law firm of Davis, Graham & Stubbs

Bruce L. Crockett --        1992      Chairman, Crockett Technology Associates                   ACE Limited
1944                                  (technology consulting company)                            (insurance company);
Trustee                                                                                          and Captaris, Inc.
                                                                                                 (unified messaging
                                                                                                 provider)

Albert R. Dowden --         2000      Director of a number of public and private                 Cortland Trust, Inc.
1941                                  business corporations, including the Boss                  (Chairman)
Trustee                               Group, Ltd. (private investment and                        (registered
                                      management) and Magellan Insurance Company                 investment company);

                                      Formerly:  Director, President and Chief                   Annuity and Life Re
                                      Executive Officer, Volvo Group North America,              (Holdings), Ltd.
                                      Inc.; Senior Vice President, AB Volvo; and                 (insurance company)
                                      director of various affiliated Volvo companies

                           TRUSTEE
"NAME, YEAR OF BIRTH        AND/OR                                                                OTHER
AND POSITION(s) HELD       OFFICER                                                          TRUSTEESHIP(s) HELD
  WITH THE TRUST            SINCE     PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS               BY TRUSTEE
-----------------------   ----------  ---------------------------------------------        --------------------
Edward K. Dunn, Jr. --      1998      Formerly: Chairman, Mercantile Mortgage Corp.;             None
1935                                  President and Chief Operating Officer,
Trustee                               Mercantile-Safe Deposit & Trust Co.; and
                                      President, Mercantile Bankshares Corp.

Jack M. Fields -- 1952      1997      Chief Executive Officer, Twenty First Century              Administaff
Trustee                               Group, Inc. (government affairs company) and
                                      Texana Timber LP

Carl Frischling -- 1937     1990      Partner, law firm of Kramer Levin Naftalis and             Cortland Trust, Inc.
Trustee                               Frankel LLP                                                (registered
                                                                                                 investment company)

Gerald J. Lewis - 1933      2003      Chairman, Lawsuit Resolution Services (San                 General Chemical
Trustee                               Diego, California)                                         Group, Inc.,
                                                                                                 Wheelabrator
                                      Formerly:  Associate Justice of the California             Technologies, Inc.
                                      Court of Appeals                                           (waste management
                                                                                                 company), Fisher
                                                                                                 Scientific, Inc.,
                                                                                                 Henley
                                                                                                 Manufacturing, Inc.
                                                                                                 (laboratory
                                                                                                 supplies), and
                                                                                                 California Coastal
                                                                                                 Properties, Inc.

Prema Mathai-Davis --       1998      Formerly: Chief Executive Officer, YWCA of the             None
1950                                  USA
Trustee

Lewis F. Pennock --         1988      Partner, law firm of Pennock & Cooper                      None
1942
Trustee

Ruth H. Quigley -- 1935     2001      Retired                                                    None
Trustee

Louis S. Sklar -- 1939      1990      Executive Vice President, Development and                  None
Trustee                               Operations, Hines Interests Limited
                                      Partnership (real estate development company)


Larry Soll, Ph.D. -         2003      Retired                                                    Synergen Inc.
1942                                                                                             (biotechnology
Trustee                                                                                          company) and Isis
                                                                                                 Pharmaceuticals, Inc.